Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2023
Interest And Finance Costs Net
Interest and Finance Costs, net

8.       Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Interest expense	26,252	10,986	51,340	20,847
Less: Interest capitalized	(1,166)	(270)	(2,090)	(498)
Interest expense, net	25,086	10,716	49,250	20,349
Bunkers swap, put and call options cash settlements	—	—	—	(9,912)
Amortization of deferred finance costs	874	756	2,083	1,992
Bank charges	67	81	136	85
Discount of long-term receivables	—	—	—	350
Amortization of deferred gain on termination of financial instruments	(1,313)	—	(2,611)	—
Interest expense on redeemable preferred shares	663	—	663	—
Change in fair value of non-hedging financial instruments	(1,043)	(561)	(673)	1,428
Net total	24,334	10,992	48,848	14,292

In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps. The collected amounts are presented in accumulated other comprehensive income and are amortized until the expiry date of each interest rate swap.

At December 31, 2022, the Company was committed to one floating-to-fixed interest rate swap with major financial institution which matured in April 2023.

The interest rate swap agreement was designed and qualified as a cash flow hedge, to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts. On March 22, 2023, the Company committed to one floating-to-fixed interest rate swap with a major financial institution maturing March 2028, on which it pays fixed rate of 3.82% and receives floating rates based on the six-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap. The change in fair value amounted to $1,046 (positive) for the three-month period of 2023 and $673 (positive) for the six-month period of 2023 and has been included in the change in fair value of non-hedging financial instruments.

On March 16, 2022, the Company discontinued one of its cash flow hedge interest rate swaps associated with a secured loan facility which was refinanced. Upon completion of the refinancing on March 17, 2022, the hedge was de-designated as a hedging swap and the remaining gain included in accumulated other comprehensive income and for which the forecasted transaction is deemed no longer probable of occurring, was immediately classified into earnings. Following the de-designation, the change in its fair value has been included in change in fair value of non-hedging financial instruments and amounted to $561 (positive). For the three and six months of 2023, amortization of deferred gain on termination of hedging interest rate swaps, for which the Company has considered the forecasted transactions as still probable, amounted to $1,313 (positive) and $2,611 (positive), respectively. For the three and six months of 2022, there was no amortization of deferred gain on termination of financial instruments.

During the first half of 2023, the Company entered into four bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The fair value of those agreements at June 30, 2023, was $3 (negative). The change in the fair values as of June 30, 2023, was $3 (negative) and has been included in the change in fair value of non-hedging financial instruments. During the first half of 2022, the Company entered into early termination agreements of all its bunker swap agreements with expiration dates December 2022, September 2023 and December 2023. Total cash received from those swap terminations in the first half of 2022 amounted to $9,912. The change in their fair value during the first half of 2022 was $1,989 (negative).

During the first half of 2023 and 2022, the Company has written-off unamortized deferred finance costs of $430 and $579, respectively, according to debt extinguishment guidance of ASC 470-50, included in amortization of deferred finance costs in the above table.

During the first half of 2023 and 2022, the Company recognized a discount on its lease liability (Note 4) amounting to $nil and $350, respectively.

On May 30, 2023, the Company announced the redemption of 3,517,061 Series D Cumulative Redeemable Perpetual Preferred Shares along with accrued dividends. Upon declaration, Series D Preferred Shares were re-classified from equity to current liabilities and any accrued dividends of the period, amounting to $663, were recognized as interest expense.